7. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and cash equivalents
	December 31, 2017	December 31, 2016

Cash and banks	171,951	137,395
Cash equivalents	2,111,096	1,748,826
	2,283,047	1,886,221